Note 6 - Other Receivables	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Other Receivables [Text Block]
Note
6
– Other Receivables

	January 31,	January 31,
	2021	2020
Net working capital adjustments receivable from acquisitions	237	-
Other receivables	14,593	7,294
	14,830	7,294

Other receivables include receivables related to sales and use taxes, income taxes, non-trade receivables and contract assets. At
January 31, 2021,
$0.2
million (
nil
as at
January 31, 2020)
of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.